SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-57689) UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 93

and

REGISTRATION STATEMENT (811-2687) UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 97

VANGUARD MUNICIPAL BOND FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) [X] on March 14, 2016, pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on (date) pursuant to paragraph (a)(1) [] 75 days after filing pursuant to paragraph (a)(2) [ ] on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box: [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 14th day of March, 2016.

VANGUARD MUNICIPAL BOND FUNDS
BY:___________/s/ F. William Mc Nabb III*_________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	March 14, 2016
Officer
F. William McNabb III
/S/ EMERSON U. FULLWOOD*	Trustee	March 14, 2016
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	March 14, 2016
RAJIV L. GUPTA
/S/ AMY GUTMANN*	Trustee	March 14, 2016
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	March 14, 2016
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	March 14, 2016
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	March 14, 2016
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 14, 2016
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	March 14, 2016
André F. Perold
/S/ PETER F. VOLANAKIS*	Trustee	March 14, 2016
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	March 14, 2016
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see file Number 2-17620, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE